Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) - NV5 Global, Inc. [Member]	Dec. 31, 2024
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Lesser of the estimated useful lives or remaining term of the lease
Office Furniture and Equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful life	4 years
Computer Equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful life	3 years
Minimum [Member] | Survey and Field Equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful life	5 years
Maximum [Member] | Survey and Field Equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful life	15 years